UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-08594

Special Equities Portfolio
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts		02109
(Address of principal executive offices)		(Zip code)

Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2006

Item 1. Schedule of Investments

Special Equities Portfolio                                                                                                           as of September 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 95.6%

Security	Shares	Value
Aerospace & Defense — 0.6%
Teledyne Technologies, Inc. (1)	5,800	$229,680
		$229,680
Air Freight & Logistics — 1.3%
Hub Group, Inc., Class A (1)	23,120	526,674
		$526,674
Biotechnology — 1.1%
Martek Biosciences Corp. (1)	22,225	478,060
		$478,060
Capital Markets — 3.5%
Affiliated Managers Group, Inc. (1)	4,100	410,451
Greenhill & Co., Inc.	11,100	743,922
Lazard, Ltd., Class A	7,940	317,441
		$1,471,814
Chemicals — 2.8%
International Flavors & Fragrances, Inc.	15,820	625,523
Scotts Miracle-Gro Co., Class A	12,580	559,684
		$1,185,207
Commercial Services & Supplies — 3.3%
FTI Consulting, Inc. (1)	27,150	680,379
Knoll, Inc.	33,630	679,326
		$1,359,705
Communications Equipment — 1.4%
3Com Corp. (1)	132,300	583,443
		$583,443
Construction & Engineering — 0.8%
Foster Wheeler, Ltd. (1)	8,600	331,874
		$331,874
Consumer Finance — 1.4%
Student Loan Corp.	3,050	586,149
		$586,149
Diversified Consumer Services — 1.2%
DeVry, Inc. (1)	23,900	508,353
		$508,353
Electrical Equipment — 1.0%
AMETEK, Inc.	9,400	409,370
		$409,370

Electronic Equipment & Instruments — 5.8%
Avnet, Inc. (1)	31,833	$624,563
FLIR Systems, Inc. (1)	28,300	768,628
Paxar Corp. (1)	10,600	211,788
Tektronix, Inc.	7,400	214,082
Zygo Corp. (1)	48,300	615,825
		$2,434,886
Energy Equipment & Services — 1.1%
Dresser-Rand Group, Inc. (1)	23,149	472,240
		$472,240
Food Products — 1.4%
Hain Celestial Group, Inc., (The) (1)	23,690	605,516
		$605,516
Health Care Equipment & Supplies — 11.2%
Analogic Corp.	14,156	726,486
Cooper Cos., Inc.	13,400	716,900
DJ Orthopedics, Inc. (1)	12,600	523,278
IDEXX Laboratories, Inc. (1)	4,095	373,218
Respironics, Inc. (1)	17,900	691,119
Sirona Dental Systems, Inc.	17,200	566,396
West Pharmaceutical Services, Inc.	13,300	522,291
Wright Medical Group, Inc. (1)	23,150	561,387
		$4,681,075
Health Care Providers & Services — 3.0%
Chemed Corp.	16,690	538,419
Community Health Systems, Inc. (1)	10,400	388,440
VCA Antech, Inc. (1)	9,350	337,161
		$1,264,020
Hotels, Restaurants & Leisure — 1.2%
Penn National Gaming, Inc. (1)	13,294	485,497
		$485,497
Household Durables — 4.3%
Jarden Corp. (1)	34,200	1,127,574
Tupperware Brands Corp.	35,090	682,851
		$1,810,425
Household Products — 1.6%
Church and Dwight Co., Inc.	17,200	672,692
		$672,692
Insurance — 5.0%
First American Corp.	14,931	632,179
Philadelphia Consolidated Holding Corp. (1)	9,900	393,822
RLI Corp.	13,450	683,125
United Fire and Casualty Co.	12,121	379,387
		$2,088,513

Internet Software & Services — 1.6%
VeriSign, Inc. (1)	33,450	$675,690
		$675,690
IT Services — 2.9%
Euronet Worldwide, Inc. (1)	16,800	412,440
MoneyGram International, Inc.	27,100	787,526
		$1,199,966
Machinery — 2.9%
Joy Global, Inc.	12,975	487,990
RBC Bearings, Inc. (1)	29,979	723,993
		$1,211,983
Media — 3.2%
Arbitron, Inc.	5,450	201,704
Central European Media Enterprises, Ltd. (1)	10,900	730,845
Playboy Enterprises, Inc. (1)	43,500	409,335
		$1,341,884
Metals & Mining — 1.0%
Cambior, Inc. (1)	60,500	213,565
Meridian Gold, Inc. (1)	7,750	192,665
		$406,230
Multiline Retail — 1.3%
Big Lots, Inc. (1)	28,375	562,109
		$562,109
Multi-Utilities — 0.9%
CMS Energy Corp. (1)	27,000	389,880
		$389,880
Oil, Gas & Consumable Fuels — 5.4%
Denbury Resources, Inc. (1)	26,850	775,965
Foundation Coal Holdings, Inc.	19,350	626,360
Parallel Petroleum Corp. (1)	32,200	645,932
Range Resources Corp.	8,290	209,240
		$2,257,497
Personal Products — 1.5%
Playtex Products, Inc. (1)	47,300	633,820
		$633,820
Pharmaceuticals — 0.7%
Shire Pharmaceuticals Group PLC ADR	6,040	298,316
		$298,316
Real Estate Investment Trusts (REITs) — 3.4%
Acadia Realty Trust	25,560	651,780
Essex Property Trust, Inc.	6,420	779,388
		$1,431,168

Road & Rail — 3.1%
Kansas City Southern (1)	25,800	$704,598
Landstar System, Inc.	13,800	589,260
		$1,293,858
Semiconductors & Semiconductor Equipment — 1.9%
Intersil Corp., Class A	12,680	311,294
Teradyne, Inc. (1)	35,200	463,232
		$774,526
Software — 4.7%
i2 Technologies, Inc. (1)	12,800	239,744
Parametric Technology Corp. (1)	46,450	811,017
Sybase, Inc. (1)	37,200	901,728
		$1,952,489
Specialty Retail — 2.4%
Men’s Warehouse, Inc.	13,625	506,986
Stage Stores, Inc.	16,200	475,308
		$982,294
Thrifts & Mortgage Finance — 1.2%
PFF Bancorp, Inc.	6,700	248,168
WSFS Financial Corp.	3,900	242,541
		$490,709
Trading Companies & Distributors — 2.9%
GATX Corp.	14,750	610,208
Kaman Corp.	33,290	599,553
		$1,209,761
Wireless Telecommunication Services — 1.6%
NII Holdings, Inc., Class B (1)	10,750	668,220
		$668,220
Total Common Stocks (identified cost $35,940,964)		$39,965,593

Short-Term Investments — 3.9%

Security	Principal Amount (000’s omitted)	Value
Investors Bank and Trust Company Time Deposit, 5.37%, 10/2/06	$843	$843,000
Societe Generale Time Deposit, 5.35%, 10/2/06	780	780,000
Total Short-Term Investments (at amortized cost, $1,623,000)		$1,623,000
Total Investments — 99.5% (identified cost $37,563,964)		$41,588,593
Other Assets, Less Liabilities — 0.5%		$229,319
Net Assets — 100.0%		$41,817,912

ADR	—	American Depository Receipt
(1)		Non-income producing security.

The Portfolio did not have any open financial instruments at September 30, 2006.

The cost and unrealized appreciation (depreciation) in value of the investments owned at September 30, 2006, as computed on a federal income tax basis, were as follows:

Aggregate cost	$37,584,012
Gross unrealized appreciation	$5,411,312
Gross unrealized depreciation	(1,406,731)
Net unrealized appreciation	$4,004,581

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Special Equities Portfolio

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President and Principal Executive Officer

Date:	November 22, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President and Principal Executive Officer

Date:	November 22, 2006

By:	/s/ Kevin M. Connerty
Kevin M. Connerty
Treasurer and Principal Financial Officer

Date:	November 22, 2006